PROPERTY, PLANT AND EQUIPMENT - Impairment tests for property, plant and equipment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss on property, plant and equipment	$ 37,254	¥ 259,354	¥ 46,484	¥ 16,200
CGU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of financial budgets approved by management	5 years	5 years
Pre-tax and non-inflation rate that reflects specific risks related to CGUs as discount rates (as a percent)		10.16%	10.16%
Impairment loss on property, plant and equipment			¥ 0
Recoverable amounts for property, plant and equipment about to be disposed or abandoned, and impairment losses		¥ 259,000	¥ 46,000	¥ 16,000